Offerings - Offering: 1	Mar. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share
Amount Registered | shares	13,510,817
Proposed Maximum Offering Price per Unit	41.11
Maximum Aggregate Offering Price	$ 555,429,686.87
Fee Rate	0.01531%
Amount of Registration Fee	$ 85,036.29
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low prices of our common shares of beneficial interest, par value $0.01 per share ("Common Shares"), on The New York Stock Exchange on February 28, 2025. The proposed maximum offering price per Common Share will be determined from time to time in connection with, and at the time of, the sale of the Common Shares registered hereunder. This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-270248) filed on March 3, 2023 (the "Registration Statement") in accordance with Rules 456(b) and 457(r) under the Securities Act.